28 Deferred revenue	12 Months Ended
Dec. 31, 2020
Disclosure deferred revenue [abstract]
Deferred revenue
Note	28 | Deferred revenue

	12.31.20	12.31.19
Non-current
Nonrefundable customer contributions	1,471	368
Total Non-current	1,471	368

	12.31.20	12.31.19
Current
Nonrefundable customer contributions	37	7
Total Current	37	7